Events after the reporting period	12 Months Ended
Dec. 31, 2025
Events after the reporting period
Events after the reporting period
29. Events after the reporting period

a. Completion of the acquisition of interest in Virtu GNL

In January 2026, the acquisition of a 37.5% interest in Virtu GNL Participações S.A. (“Virtu”), company that operates in two business models: (i) logistics of liquefied natural gas (LNG) for own use and (ii) LNG-powered logistics services, was completed for the amount of R$ 104 million, consolidating the Company's participation as co-parent companies of Virtu.

b. Financing from the Constitutional Fund by Ultracargo

On January 29, 2026, subsidiary Ultracargo Logística obtained financing using resources from the Northeast Constitutional Fund through Banco do Nordeste do Brasil – BNB, in the amount of R$ 106,871, with financial charges of IPCA + 4.47% p.a. and maturing in 2041.

c. Foreign loan obtained by subsidiary Ipiranga Produtos de Petróleo S.A.

On February 19, 2026, the subsidiary Ipiranga Produtos de Petróleo S.A. entered into a foreign loan with JP Morgan, under the Loan 4.131 modality, in the amount of USD 53,200 (R$ 277,172), with financial charges of USD + 4.95% p.a. and maturing in 2029.

d. External financing obtained by Ultracargo Logística S.A.

On March 30, 2026, the Company entered into an external financing transaction in the amount of USD 68,571 (equivalent to R$ 360,000 at the transaction date), subject to financial charges at an annual rate of 3.808% and with maturity on October 5, 2027.

e. Matters reported by the press

On March 26, 2026, the Company became aware of an investigation conducted by the Federal Public Prosecutor’s Office of the State of São Paulo (Ministério Público Federal do Estado de São Paulo), referred to as “Fisco Paralelo”, relating to an alleged scheme involving the early release of ICMS tax credits by public officials of the São Paulo State Department of Finance (Secretaria da Fazenda de São Paulo) through the engagement of certain law firms. According to media reports disclosed, the investigation contains references, to the Company’s subsidiary Ipiranga. As of the date of these financial statements, neither the Company nor Ipiranga has been formally notified by the competent authorities about the investigation.

Notwithstanding the foregoing the Company has engaged independent external advisors to conduct an independent review of the facts referenced in the media reports, and such review is ongoing.

Based on information available as of the date of these financial statements, the Company is unable to predict the duration, scope or ultimate outcome of this investigation, or any actions or proceedings that may be commenced or brought in connection therewith.

Management understands that, as of this date, the facts mentioned do not result in material impacts on the financial statements or operations of the controlled subsidiary Ipiranga or of the Group.